Note 9 - Senior Secured and Senior Unsecured Notes Payable	9 Months Ended
Sep. 30, 2024
Notes to Financial Statements
Senior Secured Promissory Notes Payable [Text Block]

Note 9 – Senior Secured and Senior Unsecured Notes Payable

On June 25, 2024, we issued senior secured notes with an aggregate principal amount of $0.3 million. The maturity date of such notes was June 25, 2025, unless extended at the holder’s option in accordance with the terms of the notes. On June 28, 2024, we issued additional senior secured notes with an aggregate principal amount of $0.1 million. The maturity date of such notes was June 28, 2025, unless extended at the holder’s option in accordance with the terms of the notes.

We collectively refer to such senior secured notes due 2025 as the June Senior Secured Notes. The aggregate gross proceeds from the issuances of the June Senior Secured Notes were $0.35 million. The June Senior Secured Notes include a 15% original issue discount. The June Senior Secured Notes bear interest at 10% per annum on a 360-day and twelve 30-day month basis, payable monthly in cash and in arrears on each Interest Date (as defined in the June Senior Secured Notes) and such interest compounds each calendar month.

On July 3, 2024, we agreed to issue and sell to (i) an institutional investor an aggregate principal amount of $0.1 million in senior secured notes, or the July Secured Note, and (ii) an additional institutional investor an aggregate principal amount of $0.1 million in senior unsecured notes, or the July Unsecured Note, and together with the July Secured Note, the July 2024 Notes, for aggregate gross proceeds of $0.2 million. The July 2024 Notes include a 15% original issue discount and had a maturity date of July 3, 2025, unless extended at the holder’s option in accordance with the terms of the July 2024 Notes. The July 2024 Notes bear interest at 10% per annum on a 360-day and twelve 30-day month basis, payable monthly in cash and in arrears on each Interest Date (as defined in the applicable July 2024 Notes) and such interest will compound each calendar month. The interest rate will increase to 18% per annum upon the existence of an Event of Default (as defined in the applicable July 2024 Notes).

The July Secured Note was secured by first-priority security interests in all of our assets then presently existing, and constitutes a valid, first priority security interest in all of the assets that we later-acquire, as further defined in the July 2024 Secured Note.

Certain conversion and redemption features of the June Senior Secured Notes and the July 2024 Notes would typically be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreement, we elected the fair value option for the June Senior Secured Notes and the July 2024 Notes and recorded the changes in the fair value within the accompanying condensed consolidated statements of operations at the end of each reporting period. The excess of the initial fair value of $0.4 million of the June Senior Secured Notes over the proceeds received of $0.35 million was recorded to other expense in the amount of $41,000 during the three months ended June 30, 2024. The excess of the initial fair value of $0.23 million of the July 2024 Notes over the proceeds received of $0.2 million was recorded to other expense in the amount of $27,000 during the three months ended September 30, 2024. We used the proceeds from our First PIPE to extinguish the June Senior Secured Notes and July 2024 Notes. Immediately prior to the extinguishment, the combined fair value of the June Senior Secured Notes and the July 2024 Notes was $0.7 million. We determined that the fair value of the instruments issued, which totaled $0.7 million, represents the fair value of the instruments extinguished, and therefore there was no gain or loss recognized on extinguishment. Refer to Note 13, “Mezzanine Equity and Stockholders' Equity - Accounting for the First and Second Private Placements” for additional details. As of September 30, 2024, there are no June Senior Secured Notes or July 2024 Notes outstanding.